SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Warehouse cabinet and equipment | Minimum
Property and equipment, net
Estimated useful lives	2 years
Warehouse cabinet and equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Office furniture and electronic equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Office furniture and electronic equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years